Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (668)	$ 1,560	$ 525
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	261	319	266
Impairment of goodwill	77
Write-down (reverse of write down) for doubtful receivables		(66)	60
Write-down of inventories	419	45	41
Write-down of property, plant and equipment	233	113
Gain on disposal of property, plant and equipment	(28)	(50)
Changes in operating assets and liabilities:
Accounts receivable	(41)	1,246	858
Inventories	878	(580)	(834)
Prepaid expenses and other current assets	8	17	286
Accounts payable	270	(1,507)	1,040
Accrued expenses and other current liabilities	(850)	852	99
Income tax payable	(170)	439	(121)
Long-term rental prepayment	(871)
Long-term deposits	45		4
Net cash provided by (used in) operating activities	(437)	2,388	2,224
Cash flows from investing activities:
Purchase of property, plant and equipment	(695)	(271)	(197)
Payment of long-term loan receivable	(75)
Proceeds from disposal of property, plant and equipment	34	129
Net cash used in investing activities	(736)	(142)	(197)
Cash flows from financing activities:
Acquisition of additional interests in a subsidiary			(9)
Cash dividends paid	(1,244)	(1,031)	(1,126)
Net cash used in financing activities	(1,244)	(1,031)	(1,135)
Net increase (decrease) in cash and cash equivalents	(2,417)	1,215	892
Cash and cash equivalents at the beginning of year	11,267	10,028	9,140
Effect of exchange rate changes on cash and cash equivalents	(23)	24	(4)
Cash and cash equivalents at the end of year	8,827	11,267	10,028
Supplemental disclosure of cash flow information:
Income taxes	$ 144	$ 35	$ 350